Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Comprehensive income (CHF million)
Net income	2,790		5,920		6,411
Other comprehensive income/(loss), net of tax	(534)	[1]	(3,796)	[1]	(908)	[1]
Comprehensive income/(loss)	2,256		2,124		5,503
Comprehensive income/(loss) attributable to noncontrolling interests	882		78		(522)
Comprehensive income/(loss) attributable to shareholders	1,374		2,046		6,025
Bank
Comprehensive income (CHF million)
Net income	1,929		4,994		5,732
Other comprehensive income/(loss), net of tax	(188)	[2]	(3,674)	[2]	(968)	[2]
Comprehensive income/(loss)	1,741		1,320		4,764
Comprehensive income/(loss) attributable to noncontrolling interests	940		(432)		(1,000)
Comprehensive income/(loss) attributable to shareholders	801		1,752		5,764

[1]	Refer to "Note 25 - Accumulated other comprehensive income" for details on the components of other comprehensive income.
[2]	Refer to "Note 24 - Accumulated other comprehensive income" for details on the components of other comprehensive income.